RETIREMENT BENEFIT SCHEMES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RETIREMENT BENEFIT SCHEMES
Contributions payable, charged to profit or loss for retirement benefit schemes	$ 1,303	$ 627	$ 816
Contributions payable to the plan, as of the balance sheet date	$ 0	$ 0